Income Tax	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.
Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2013	2012	2011
Income tax expense (benefit)
Current - U.S. Federal	$(208)	$139	$(206)
Deferred - U.S. Federal Excluding NOL Carryforward	405	(94)	46
U.S. Net Operating Loss Carryforward	(148)	(9)	(163)
Total Deferred	257	(103)	(117)
Income tax expense (benefit)	$49	$36	$(323)

Deferred tax assets (liabilities) include the following as of December 31:

	As of December 31,
Deferred Tax Assets	2013	2012
Tax basis deferred policy acquisition costs	$163	$424
Investment-related items	1,516	1,244
Insurance product derivatives	742	1,092
NOL Carryover	377	225
Minimum tax credit	327	355
Foreign tax credit carryover	44	33
Capital loss carryover	—	5
Other	71	65
Total Deferred Tax Assets	3,240	3,443
Valuation Allowance	—	(53)
Net Deferred Tax Assets	3,240	3,390
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(650)	(356)
Net unrealized gain on investments	(403)	(1,432)
Employee benefits	(52)	(45)
Depreciable and amortizable assets	(25)	—
Total Deferred Tax Liabilities	(1,130)	(1,833)
Total Deferred Tax Asset	$2,110	$1,557

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.
If the Company were to follow a “separate entity” approach, the current tax benefit related to any of the Company’s tax attributes realized by virtue of its inclusion in The Hartford’s consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.
The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company’s tax planning strategies and in particular the Company’s ability to utilize tax benefits on previously recognized realized capital losses.
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2013	2012	2011
Tax provision (benefit) at the U.S. federal statutory rate	$196	$186	$(48)
Dividends-received deduction	(135)	(140)	(201)
Foreign related investments	(7)	(9)	(15)
Valuation Allowance	—	—	(56)
Other	(5)	(1)	(3)
Income tax expense (benefit)	$49	$36	$(323)